Operating leases right-of-use assets - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use assets	$ 3,874	$ 3,513
Interest	813	973
Total lease cost	$ 4,687	$ 4,486